As filed with the Securities and Exchange Commission on October 18, 2013.

Registration Nos. 333-131683

811-21852

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98 (File No. 333-131683)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 103 (File No. 811-21852)	☒

Columbia Funds Series Trust II

50606 Ameriprise Financial Center

Minneapolis, MN 55474

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 18th day of October, 2013.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of October, 2013.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton	President	/s/ William A. Hawkins*	Trustee
J. Kevin Connaughton	(Principal Executive Officer)	William A. Hawkins

/s/ Michael G. Clarke	Chief Financial Officer	/s/ R. Glenn Hilliard*	Trustee
Michael G. Clarke	(Principal Financial Officer)	R. Glenn Hilliard

/s/ Joseph F. DiMaria	Chief Accounting Officer	/s/ Catherine James Paglia*	Trustee
Joseph F. DiMaria	(Principal Accounting Officer)	Catherine James Paglia

/s/ Stephen R. Lewis, Jr.*	Chair of the Board	/s/ Leroy C. Richie*	Trustee
Stephen R. Lewis, Jr.		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ Pamela G. Carlton*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Pamela G. Carlton		Alison Taunton-Rigby

/s/ William P. Carmichael*	Trustee	/s/ William F. Truscott*	Trustee
William P. Carmichael		William F. Truscott

/s/ Patricia M. Flynn*	Trustee
Patricia M. Flynn

*	Signed pursuant to Trustees Power of Attorney, dated April 17, 2013, filed electronically on May 30, 2013 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 87 to Registration Statement No. 333-131683, by:

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga

Exhibit Index

Exhibit 101	Risk/Return Summary in Interactive Data Format.